Consolidated Statements Of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Commissions		$ 729,989	$ 749,536	$ 674,418
Principal transactions		475,428	389,319	409,823
Investment banking		513,034	503,052	578,689
Asset management and service fees		582,789	493,761	386,001
Interest		294,332	179,101	185,969
Other income		46,798	62,224	14,785
Total revenues		2,642,370	2,376,993	2,249,685
Interest expense		66,874	45,399	41,261
Net revenues	[1]	2,575,496	2,331,594	2,208,424
Non-interest expenses:
Compensation and benefits		1,726,016	1,568,862	1,403,932
Occupancy and equipment rental		231,324	207,465	169,040
Communications and office supplies		139,644	130,678	106,926
Commissions and floor brokerage		44,315	42,518	36,555
Other operating expenses		291,615	240,504	201,177
Total non-interest expenses		2,432,914	2,190,027	1,917,630
Income from continuing operations before income tax expense		142,582	141,567	290,794
Provision for income taxes		61,062	49,231	111,664
Income from continuing operations		81,520	92,336	179,130
Discontinued operations:
Loss from discontinued operations, net of tax				(3,063)
Net income		81,520	92,336	176,067
Preferred dividends		3,906
Net Income available to common shareholders		$ 77,614	$ 92,336	$ 176,067
Earnings per basic common share
Income from continuing operations		$ 1.16	$ 1.35	$ 2.69
Income from discontinued operations				(0.04)
Earnings per basic common share		1.16	1.35	2.65
Earnings per diluted common share
Income from continuing operations		1.00	1.18	2.35
Income from discontinued operations				(0.04)
Earnings per diluted common share		$ 1.00	$ 1.18	$ 2.31
Weighted-average number of common shares outstanding:
Basic		66,871	68,543	66,472
Diluted		77,563	78,554	76,376

[1]	No individual client accounted for more than 10 percent of total net revenues for the years ended December 31, 2016, 2015, and 2014.